Schedule of transactions with related parties (Details) - Total for all related parties [member]	6 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Investment funds owed to subsidiary	$ 78	$ 100
Investment funds owed from shareholders	596,084	766,505
Loan to shareholder	466,599	600,000
Payments on behalf of related companies	437,469	562,541
Other consultancy services to related companies	4,404	5,663
Recharge of operating expenses to related companies	16,331	21,000
Interest income on loan to related party	4,472	5,750
Payment made on behalf to related parties	$ 1,525,437	$ 1,961,559